Subsequent events (Details) - USD ($) $ / shares in Units, $ in Millions	Feb. 07, 2019	Feb. 20, 2019
Dividend
Disclosure of non-adjusting events after reporting period [line items]
Dividends proposed (per share)	$ 2.64
Major business combination
Disclosure of non-adjusting events after reporting period [line items]
Acquisition price		$ 1,650